Condensed Consolidated Statements of Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
OPERATING EXPENSES
Amortization	$ 513	$ 922	$ 1,666	$ 2,997	$ 6,647	$ 5,985
Management and consulting fees	58,221	53,145	247,047	150,346	245,755	414,180
Mineral property expenditures	387,812	848,075	1,055,024	2,382,611	2,881,230	1,981,733
General and miscellaneous	163,224	120,214	523,486	412,267	580,862	357,405
Professional fees	(377,824)	36,028	(133,157)	309,150	338,644	677,182
[us-gaap:OperatingExpenses]	(231,946)	(1,058,384)	(1,694,066)	(3,257,371)	(4,053,138)	(3,436,485)
OTHER (EXPENSES) INCOME
Foreign exchange (loss) gain	10,975	(646)	(3,236)	(361)	(3,377)	3,563
Loss on settlement of liabilities				(31,512)	(31,512)
Accretion expense	(120,031)	(98,711)	(363,386)	(261,743)	(372,266)	(136,189)
Interest expense	(416,623)	(306,882)	(1,159,725)	(843,229)	(1,161,339)	(683,765)
Change in fair value of derivative liabilities	(397,621)	502,358	(504,426)	659,687	1,019,786	2,246,040
LOSS FOR THE YEAR	$ (1,155,246)	$ (962,265)	$ (3,724,839)	$ (3,734,529)	$ (4,601,846)	$ (2,006,836)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.03)
Weighted average number of shares outstanding	88,611,697	84,367,010	87,650,365	82,311,551	83,299,436	77,666,169